CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue
Servicing and subservicing fees		$ 360,017		$ 465,964		$ 1,203,541		$ 1,448,096		$ 1,894,175	$ 1,823,559	$ 804,407
Gain on loans held for sale, net		27,298		27,218		116,934		110,041		134,297	121,694	215
Other revenues		17,631		20,516		58,166		59,896		82,853	93,020	40,581
Total revenue		404,946	[1]	513,698	[1]	1,378,641	[1]	1,618,033	[1]	2,111,325	2,038,273	845,203
Operating expenses
Compensation and benefits		102,612		99,879		313,599		316,118		415,530	442,777	122,341
Goodwill impairment loss										420,201	0	0
Amortization of mortgage servicing rights		18,108		60,783		88,188		186,075		250,375	282,781	72,897
Servicing and origination		101,545		49,739		255,905		129,473		202,739	112,127	25,542
Technology and communications		37,182		44,261		117,793		121,234		167,053	140,466	45,362
Professional services		62,428		160,704		191,728		212,745		326,667	123,886	29,213
Occupancy and equipment		31,043		24,697		85,530		82,504		109,179	105,145	47,044
Interest income		5,693		6,593		16,306		17,472		22,991	22,355	8,329
Other		34,808		14,976		65,593		101,547
Other operating expenses										143,464	94,112	21,508
Total expenses	[1],[2]	387,726		455,039		1,118,336		1,149,696
Total operating expenses				455,039	[3],[4]					2,035,208	1,301,294	363,907
Income from operations				58,659						76,117	736,979	481,296
Other income (expense)
Interest income		5,693		6,593		16,306		17,472		22,991	22,355	8,329
Interest expense		(118,313)		(133,049)		(362,606)		(409,129)		(541,757)	(395,586)	(223,455)
Gain on sale of mortgage servicing rights		41,246		0		97,958		0
Gain (loss) on extinguishment of debt		0		0		0		2,609		2,609	(8,681)	(2,167)
Other, net		(1,764)		(4,469)		(12,552)		(2,675)		(3,119)	(2,588)	(6,495)
Total other expense, net		(73,138)		(130,925)		(260,894)		(391,723)		(519,276)	(384,500)	(223,788)
Income (loss) before income taxes		(55,918)		(72,266)		(589)		76,614		(443,159)	352,479	257,508
Income tax expense		10,832		2,992		21,866		24,374		26,396	42,061	76,585
Net income (loss)		(66,750)		(75,258)		(22,455)		52,240		(469,555)	310,418	180,923
Net income attributable to non-controlling interests		(119)		(123)		(321)		(165)		(245)	0	0
Net income (loss) attributable to Ocwen stockholders		(66,869)		(75,381)		(22,776)		52,075		(469,800)	310,418	180,923
Preferred stock dividends		0		0		0		(1,163)		(1,163)	(5,031)	(85)
Deemed dividends related to beneficial conversion feature of preferred stock		0		(808)		0		(1,639)		(1,639)	(6,989)	(60)
Net income (loss) attributable to Ocwen common stockholders		$ (66,869)	[5]	$ (76,189)	[5]	$ (22,776)	[5]	$ 49,273	[5]	$ (472,602)	$ 298,398	$ 180,778
Earnings (loss) per share attributable to Ocwen common stockholders
Basic (in dollars per share)		$ (0.53)		$ (0.58)		$ (0.18)		$ 0.37		$ (3.60)	$ 2.20	$ 1.35
Diluted (in dollars per share)		$ (0.53)		$ (0.58)		$ (0.18)		$ 0.36		$ (3.60)	$ 2.13	$ 1.31
Weighted average common shares outstanding
Basic (in shares)		125,383,639		130,551,197		125,322,742		133,318,381		131,362,284	135,678,088	133,912,643
Diluted (in shares)		125,383,639		130,551,197		125,322,742		136,881,326		131,362,284	139,800,506	138,521,279

[1]	Intersegment billings for services rendered to other segments are recorded as revenues, as contra-expense or as other income, depending on the type of service that is rendered.
[2]	Depreciation and amortization expense are as follows: Servicing Lending Corporate Items and Other Business Segments ConsolidatedFor the three months ended September 30, 2015Depreciation expense$694 $96 $4,256 $5,046Amortization of mortgage servicing rights18,023 85 — 18,108Amortization of debt discount329 — — 329Amortization of debt issuance costs 2,981 — 344 3,325 For the three months ended September 30, 2014Depreciation expense$2,636 $98 $3,022 $5,756Amortization of mortgage servicing rights60,689 94 — 60,783Amortization of debt discount331 — — 331Amortization of debt issuance costs 1,114 — 344 1,458 For the nine months ended September 30, 2015Depreciation expense$1,736 $292 $11,439 $13,467Amortization of mortgage servicing rights87,926 262 — 88,188Amortization of debt discount1,022 — — 1,022Amortization of debt issuance costs 9,336 — 1,049 10,385 For the nine months ended September 30, 2014Depreciation expense$8,099 $235 $8,267 $16,601Amortization of mortgage servicing rights185,263 613 199 186,075Amortization of debt discount991 — — 991Amortization of debt issuance costs 3,241 — 513 3,754
[3]	Operating expenses for the fourth quarter of 2014 include the recognition of a goodwill impairment loss of $420.2 million.
[4]	Operating expenses for the third and fourth quarter of 2014 include charges of $100.0 million and $50.0 million, respectively, for losses related to a regulatory settlement with the NY DFS. These charges are included in Professional services on the Consolidated Statement of Operations and were recorded in the Corporate Items and Other segment.
[5]	For the three and nine months ended September 30, 2015 and for three months ended September 30, 2014, we have excluded the effect of preferred stock, stock options and common stock awards from the computation of diluted earnings per share because of the anti-dilutive effect of our reported net loss.